GENERAL - Schedule of Results of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 0	$ 0	$ 0
Cost of sales	0	0	0
Operating expenses	0	0	0
Operating loss	0	0	0
Net loss	0	0	0
Loss From Sale Of Subsidiary	0	0	(115)
Net loss from discontinued operations	$ 0	$ 0	$ (115)